RESTATEMENT (Details) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended					69 Months Ended	72 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2008	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2013	Mar. 31, 2014
Unearned revenue	$ 59,689			$ 35,000					$ 35,000	$ 59,689
Deficit accumulated during the development stage	(1,519,795)			(1,249,780)	(299,663)				(1,249,780)	(1,519,795)
Revenue									10,188	10,188
Loss from operations	(269,881)	(203,603)		(954,824)	(227,562)				(1,254,487)	(1,524,368)
Net loss	(270,015)	(203,603)	(14,319)	(950,117)	(227,562)	(21,466)	(36,316)		(1,249,780)	(1,519,795)
Changes in unearned revenues	24,980									24,980
As originally reported [Member]
Unearned revenue	34,709									34,709
Deficit accumulated during the development stage	(1,494,815)									(1,494,815)
Revenue	24,980									35,168
Loss from operations	(244,901)									(1,499,388)
Net loss	(245,035)									(1,494,815)
Changes in unearned revenues
Change [Member]
Unearned revenue	24,980									24,980
Deficit accumulated during the development stage	(24,980)									(24,980)
Revenue	(24,980)									(24,980)
Loss from operations	(24,980)									(24,980)
Net loss	(24,980)									(24,980)
Changes in unearned revenues	$ 24,980									$ 24,980